General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Legal fees	[1]	$ 3,756	$ 2,741	$ 3,849
Professional services fees		1,532	2,126	2,821
Settlement in connection in one of the legal proceedings (see Note 8.a.10.)				1,664
Salaries and related expenses		518	620	681
Impairment of fixed assets				114
Stock based compensation		39
Others		658	529	533
Total general and administrative expenses		$ 6,503	$ 6,016	$ 9,662

[1]	The 2017 legal fees include a deduction of $2 million legal fees refund in connection with the 2016 directors and officers insurance policy based on a settlement agreement. Such amount was received on February 23, 2018 and presented within other receivables as of December 31, 2017.